Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Shareholders' Equity
Shareholders' Equity

15. Shareholders’ Equity

Stockholder Rights Plan

In 2005, the Company adopted a Rights Plan (the “2005 Rights Plan”) to protect the best interests of all shareholders. The 2005 Rights Plan expired on February 22, 2015.  In order to continue to protect the best interests of our shareholders, the Company’s board of directors approved a continuation of the 2005 Rights Plan (the “2015 Rights Plan”) in April 2015.  In general, the 2015 Rights Plan has substantially the same terms as the 2005 Rights Plan.  Pursuant to the 2015 Rights Plan, stockholders of SINA have rights to purchase ordinary shares of the Company at a substantial discount from those securities’ fair market value upon a person or group acquiring, without the approval of the Board of Directors, more than 10% of the Company’s ordinary shares. Any person or group who triggers the purchase right distribution becomes ineligible to participate in the Plan, causing substantial dilution of such person or group’s holdings. The 2015 Rights Plan has a record date of May 4, 2015 and will expire on April 23, 2025 unless extended by the Company’s board of directors before then.

In addition, the Company’s Board of Directors has the authority, without further action by its shareholders, to issue up to 3,750,000 preference shares in one or more series and to fix the powers and rights of these shares, including dividend rights, conversion rights, voting rights, terms of redemption and liquidation preferences, any or all of which may be greater than the rights associated with its ordinary shares. Preference shares could thus be issued quickly with terms calculated to delay or prevent a change in control or make removal of management more difficult. Similarly, the Board of Directors may approve the issuance of debentures convertible into voting shares, which may limit the ability of others to acquire control of the Company.

Amended and Restated 2007 Share Incentive Plan

On June 29, 2007, the Company adopted the 2007 Share Incentive Plan (the “2007 Plan”), which plan was amended and restated on August 2, 2010 (the “Amended and Restated 2007 Plan”). The Amended and Restated 2007 Plan permits the granting of share options, share appreciation rights, restricted share units and restricted shares. The Amended and Restated 2007 Plan will terminate on August 1, 2015, unless it is terminated earlier by our Board of Directors. Under the plan, a total of 10,000,000 ordinary shares of the Company are available for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted shares or pursuant to a restricted shares unit. The maximum number of ordinary shares that may be granted subject to awards under the Amended and Restated 2007 Plan during any given fiscal year will be limited to 3% of the total outstanding shares of the Company as of the end of the immediately preceding fiscal year, plus any shares remaining available under the share pool for the immediately preceding fiscal year. Share options and share appreciation rights must be granted with an exercise price of at least 100% of the fair market value on the date of grant. Upon adoption, the 2007 Plan replaced the existing 1999 Stock Plan and 1999 Directors’ Stock Option Plan and, as a result, no additional awards could be made under such plans. As of December 31, 2014, there were 953,000 options and 1,119,000 restricted share units outstanding under the Amended and Restated 2007 Plan.

1999 Directors’ Stock Option Plan

In October 1999, the Board approved the 1999 Directors’ Stock Option Plan (the “Directors’ Plan”) covering an aggregate of 750,000 ordinary shares. The Directors’ Plan became effective on the effective date of the initial public offering and provides a non-employee director after the completion of the offering (1) a non-statutory stock option to purchase 37,500 ordinary shares on the date on which he or she first becomes a member of the Board of Directors, and (2) an additional non statutory stock option to purchase 15,000 shares on the date of each annual shareholders’ meeting immediately thereafter, if on such date he or she has served on the Board for at least six months. All options granted under the Directors’ Plan shall have an exercise price equal to 100% of the fair value of the shares on the date of grant and shall have a term of 10 years from the date of grant. All options granted under the Directors’ Plan vest in full immediately upon grant. On September 27, 2005, the shareholders of the Company approved an increase to the aggregate number of ordinary shares issuable under the Directors’ Plan from 750,000 ordinary shares to 1,125,000 ordinary shares. As of December 31, 2014,  69,000 options were outstanding under the Directors’ Plan.

Stock-Based Compensation

The following table sets stock-based compensation included in each of the accounts, including amount arising from Weibo’s incentive plan:

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Costs of revenues	$3,154	$6,234	$3,231
Sales and marketing	3,729	8,643	5,092
Product development	3,776	11,418	7,217
General and administrative	8,699	20,806	16,953
	$19,358	$47,101	$32,493

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. Stock based compensation for the year ended December 31, 2013 included $27.1 million to reflect the difference between the proceeds received by employees and the fair value of the vested shares sold to Alibaba. (See Note 7 — Investment in Weibo for further discussion).

Stock Options

The assumptions used to value the Company’s option grants were as follows:

	Year Ended December 31,
	2012	2013	2014
Stock options:
Expected term (in years)	3.8-4.0	4.1	4.0
Expected volatility	62%-63%	58%	55%-56%
Risk-free interest rate	0.4%	0.6%	1.3%-1.9%
Expected dividend yield	—	—	—

Expected term represents the weighted average period of time that stock-based awards granted are expected to be outstanding giving consideration to historical exercise patterns. The simplified method was used for 2012, 2013 and 2014, due to the lack of industry comparison and comparable historical exercise patterns. Options granted since 2007 have a contractual life of either six or seven years, compared ten years for previous grants. Most of the grants under the new terms have not been fully vested nor forfeited. In addition, the Company experienced significant changes in revenue mix and employee composition in recent years. For these reasons, the Company believes that share option exercise pattern on new grants may not reflect those of previous grants. Expected volatilities are based on historical volatilities of the Company’s ordinary shares over the respective expected term of the stock-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. The Company does not anticipate paying any cash dividends in the foreseeable future.

The following table sets forth the summary of number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2011	6,159
Granted*	(1,040)
Cancelled/expired/forfeited	133
December 31, 2012	5,252
Granted*	(610)
Cancelled/expired/forfeited	69
December 31, 2013	4,711
Granted*	(1,841)
Cancelled/expired/forfeited	92
December 31, 2014	2,962

* In 2012, 2013 and 2014, 246,000, 258,000 and 918,000 restricted shares units, or 430,500, 451,500 and 1,605,900 equivalent option shares, respectively, were granted.

The following table sets forth the summary of option activities under the Company’ stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2011	780	$30.42	2.08	$16,832
Granted	610	$50.75
Exercised	(180)	$24.71
Cancelled/expired/forfeited	(1)	$32.84
December 31, 2012	1,209	$41.53	3.50	$11,183
Granted	160	$53.83
Exercised	(325)	$35.73
Cancelled/expired/forfeited	(6)	$30.39
December 31, 2013	1,038	$45.31	3.48	$40,411
Granted	235	$38.38
Exercised	(240)	$32.58
Cancelled/expired/forfeited	(11)	$47.94
December 31, 2014	1,022	$46.68	3.90	$809
Vested and expected to vest as of December 31, 2013	1,024	$45.21	3.46	$39,964
Exercisable as of December 31, 2013	562	$39.93	2.46	$24,927
Vested and expected to vest as of December 31, 2014	1,009	$46.77	3.88	$809
Exercisable as of December 31, 2014	591	$48.36	3.16	$809

The total intrinsic value of options exercised during 2012, 2013 and 2014 was $6.8,  $12.4 million and $4.7million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option of the Company during 2012, 2013 and 2014  was $4.4 million,  $10.3 million and $8.9 million. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2013 and 2014 was $84.25 and $37.41, respectively.

As of December 31, 2013, there was $9.5 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 2.1 years. As of December 31, 2014, there was $8.1 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 2.7 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Information regarding the stock options outstanding as of December 31, 2013 and 2014 are summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2013
$ 20.86 - $33.29	221	$27.74	221	$27.74	0.89
$ 36.40 - $45.13	157	$41.72	111	$40.33	2.29
$ 51.48 - $51.48	500	$51.48	230	$51.48	4.49
$ 53.83 - $53.83	160	$53.83	—	$—	5.05
	1,038	$45.31	562	$39.93	3.48

As of December 31, 2014
$24.39 - $38.27	289	$35.26	69	$25.68	4.73
$40.07 - $45.13	82	$44.20	39	$45.13	3.75
$51.48 - $51.48	491	$51.48	407	$51.48	3.39
$53.83 - $53.83	160	$53.83	76	$53.83	4.05
	1,022	$46.68	591	$48.36	3.90

Restricted Share Units

Summary of Service-Based Restricted Share Units

The following table sets forth the summary of service-based restricted share unit (“RSU”) activities:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2011	496	$62.37
Awarded*	134	$48.57
Vested	(238)	$51.36
Cancelled	(31)	$64.34
December 31, 2012	361	$65.87
Awarded*	257	$71.24
Vested	(162)	$61.73
Cancelled	(38)	$63.07
December 31, 2013	418	$71.03
Awarded*	918	$39.67
Vested	(171)	$68.51
Cancelled	(46)	$64.33
December 31, 2014	1,119	$45.97

* 36,000 RSUs were granted to non-employee directors in 2012, 2013 and 2014.

As of December 31, 2013 and 2014, there was $28.2 million and $49.1 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested, service-based RSUs granted to the Company’s employees and non-employee directors, which is expected to be recognized over a weighted-average period of 3.1 years and 3.8 years respectively. The total fair value based on the respective vesting dates of the restricted share units vested was $12.5 million,  $11.3 million and $7.4 million during the years ended December 31, 2012, 2013 and 2014, respectively.

Summary of Performance-Based RSUs

The following table sets forth a summary of performance-based RSU activities in the years ended December 31, 2013 and 2014:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2012	68	$50.73
Awarded	—
Issued	(68)	$50.73
Cancelled	—
December 31, 2013	—

As of December 31, 2013 and 2014, there was no unrecognized compensation cost related to performance-based restricted share units granted to the Company’s employees. No performance-based RSUs were granted in 2014.

Weibo’s Stock-Based Compensation

In August 2010, the Company’s subsidiary Weibo Corporation adopted the 2010 Share Incentive Plan (the “2010 Weibo Incentive Plan”), which permits the granting of options, share appreciation rights, restricted share units and restricted shares of Weibo to employees, directors and consultants of Weibo and its affiliates. Under the plan, a total of 35 million ordinary shares were initially reserved for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted share or pursuant to a restricted share unit. Weibo granted its options equivalent to approximately 1.3%,  1.7% and nil of Weibo’s ordinary shares on a fully diluted basis in 2012, 2013 and 2014, respectively. Fair value of options estimated at grant date for 2012, 2013 and 2014 was $3.6 million, $16.9 million and nil, respectively. On March 28, 2014, Weibo’s shareholders adopted the 2014 Share Incentive Plan (‘the 2014 Plan’). Initially, the 2014 Plan shall be funded by the remaining 4,647,872 shares from the 2010 Share Incentive Plan and another 1,000,000 new added shares and by 1 share for every one share issued as restricted share or pursuant to a restricted share unit. On January 1, 2015, shares in the 2014 Plan will be allowed a one-time increase in an amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014. Weibo intends to use such share incentive plan, which has a term of ten years, to continue to attract and retain employee talent.

The following table sets forth the stock-based compensation included in each of the relevant accounts arising from Weibo’s incentive plan:

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Cost of revenues	$201	$4,253	$755
Sales and marketing	330	6,150	1,583
Product development	638	9,209	4,392
General and administrative	668	11,630	7,049
	$1,837	$31,242	$13,779

Stock compensation expenses related to the grants for Weibo were amortized over four years on a straight-line basis with $1.8 million, $4.1 million and $13.8 million in 2012, 2013 and 2014, respectively. Stock-based compensation related to 2010 Weibo Incentive Plan for the year ended December 31, 2013 included a $27.1 million expense, which was the difference between the purchase price and the fair value of ordinary shares or vested options purchased from employees in connection with the Alibaba transaction (See Note 7).

Weibo’s Stock Options

Weibo uses the Black-Scholes option pricing model to estimate the fair value of stock options. The assumptions used to value Weibo’s option grants were as follows:

Year Ended December 31,
	2012	2013	2014
Stock options:
Expected term (in years)	3.5 - 4.8	3.5 - 4.8	N/A
Expected volatility	60% - 63%	54% -61%	N/A
Risk-free interest rate	0.4% - 0.8%	0.5% - 1.2%	N/A
Expected dividend yield	—	—	—

Expected term represents the weighted average period of time that stock-based awards granted are expected to be outstanding taking consideration of historical exercise patterns. Due to the lack of industry comparison and comparable historical exercise pattern, Weibo used the simplified method to calculate the expected term. Expected volatilities are based on historical volatilities of comparable companies’ ordinary shares over the respective expected term of the stock-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. Weibo does not anticipate paying any cash dividends in the foreseeable future.

The following table sets forth a summary of the number of shares available for issuance under Weibo’s incentive plan:

Shares Available
(In thousands)
December 31, 2011	6,728
Granted	(2,175)
Cancelled/expired/forfeited	908
Repurchased	2,625
December 31, 2012	8,086
Granted*	(4,772)
Cancelled/expired/forfeited	1,157
Repurchased	177
December 31, 2013	4,648
Additions	1,000
Granted*	(2,951)
Cancelled/expired/forfeited	41

December 31, 2014	2,738

* In 2013, 800,000 restricted share units or 1,400,000 equivalent option shares was granted (see Restricted Share Units section below for details), in addition to 3,372,000 stock options granted under 2010 plan. In 2014, 2,951,000 restricted share units or 2,951,000 equivalent option shares were granted, no stock options was granted under 2014 plan.

The following table sets forth the summary of option activities under Weibo’ stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2011	28,272	$0.41	5.5	$82,726
Granted	2,175	$3.34
Exercise	(3,445)	$0.36
Cancelled/expired/forfeited	(908)	$0.60
Repurchased	(2,625)	$0.36

December 31, 2012	23,469	$0.69	4.6	$60,226
Granted	3,372	$3.38
Exercise	(3,449)	$0.38
Cancelled/expired/forfeited	(1,157)	$2.49
Repurchased	(3,674)	$0.45

December 31, 2013	18,561	$1.17	4.3	$239,975
Granted	—	—
Exercise	(3,697)	$
Cancelled/expired/forfeited	(534)	$2.8
Repurchased	—	—

December 31, 2014	14,330	$1.28	3.2	$185,684

Vested and expected to vest as of December 31, 2013	18,261	$1.14	4.3	$236,716
Exercisable as of December 31, 2013	8,957	$0.48	3.7	$122,026
Vested and expected to vest as of December 31, 2014	14,261	$1.27	3.2	$184,937
Exercisable as of December 31, 2014	11,446	$0.76	2.7	$154,235

The total intrinsic value of options exercised for the years ended December 31, 2012, 2013 and 2014 was $10.3 million,  $37.3 million and $65.7 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option for Weibo during the years ended December 31, 2012, 2013 and 2014 was nil,  $1.0 million and $1.5 million, respectively. As of December 31, 2013, the estimated fair value of Weibo’s ordinary shares was $14.10, which was determined with the assistance from an independent valuation firm. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2014 was $14.24.

As of December 31, 2013 and 2014, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to Weibo’s employees and directors was $16.4 million and $11.3 million, respectively.  Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 2.2 years and may be adjusted for future changes in estimated forfeitures.

Information regarding stock options of Weibo outstanding is summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2013
$ 0.36 - $0.41	12,571	$0.36	7,989	$0.36	3.7
$ 0.96 - $1.80	1,324	$1.14	830	$1.14	4.3
$ 3.25 - $3.36	2,822	$3.30	138	$3.26	5.6
$ 3.43 - $3.50	1,844	$3.48	—	$—	6.6
	18,561	$1.17	8,957	$0.48	4.3

As of December 31, 2014
$ 0.36 - $0.41	9,337	$0.37	9,337	$0.37	2.3
$ 0.96 - $1.80	844	$1.19	764	$1.18	3.1
$ 3.25 - $3.36	2,542	$3.29	1,345	$3.30	4.8
$ 3.43 - $3.50	1,607	$3.48	—	$—	5.5
	14,330	$1.28	11,446	$0.76	3.2

Weibo’s Restricted Share Units

The following table sets forth the summary of service-based restricted share unit activities for Weibo:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2013	800	$13.19
Awarded	2,951	$17.11
Vested	(203)	$13.19
Cancelled	(41)	$17.23

December 31, 2014	3,507	$16.44

The total fair value based on the vesting date of the restricted share units vested was nil and $2.7 million during the year ended December 31, 2013 and 2014 respectively.